Unaudited Condensed Consolidated Statement Of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net remeasurement of post employment plans
- group	£ 183	£ (85)
- associates and joint ventures	1	5
Tax on post employment plans	(34)	(6)
Other comprehensive income that will not be reclassified to profit or loss, net of tax, Total	150	(86)
Exchange differences on translation of foreign operations
- group	265	(492)
- associates and joint ventures	43	33
- non-controlling interests	42	(54)
Net investment hedges	(99)	85
Tax on exchange differences - group	1	11
Effective portion of changes in fair value of cash flow hedges
Tax on effective portion of changes in fair value of cash flow hedges	(2)	6
Hyperinflation adjustment	(4)	13
Tax on hyperinflation adjustment	2	(6)
Other comprehensive income that will be reclassified to profit or loss, net of tax, Total	235	(378)
Other comprehensive profit/(loss), net of tax, for the period	385	(464)
Profit for the period	2,067	2,127
Total comprehensive income for the period	2,452	1,663
Attributable to:
Equity shareholders of the parent company	2,319	1,648
Non-controlling interests	133	15
Total comprehensive income for the period	2,452	1,663
Cash flow hedges [member] | Foreign currency debt [member]
Effective portion of changes in fair value of cash flow hedges
Effective portion of changes in fair value of cash flow hedges	115	(96)
- recycled to income statement	(71)	49
Cash flow hedges [member] | Transaction exposure hedging [member]
Effective portion of changes in fair value of cash flow hedges
Effective portion of changes in fair value of cash flow hedges	(66)	53
- recycled to income statement	20	15
Cash flow hedges [member] | Commodity price risk [member]
Effective portion of changes in fair value of cash flow hedges
Effective portion of changes in fair value of cash flow hedges	(6)	1
Cash flow hedges [member] | Associates [member]
Effective portion of changes in fair value of cash flow hedges
Effective portion of changes in fair value of cash flow hedges	£ (5)	£ 4